Financial risk management- Liquidity risk Contractual maturities of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying amount
Lease liabilities	$ 4,159.5	$ 3,071.7
Short-term borrowings	53.0	106.5
Trade and other payables	896.2	1,086.3
0-1 years
Carrying amount
Lease liabilities	1,380.8	893.0
More that 5 years
Carrying amount
Lease liabilities	125.9	197.2
Liquidity risk
Carrying amount
Long-term loans and other liabilities	119.4	142.9
Lease liabilities	4,159.5	3,071.7
Short-term borrowings	53.0	106.5
Trade and other payables	583.9	534.4
Total	4,915.8	3,855.5
Contractual cash flows
Long-term loans and other liabilities	141.4	167.0
Lease liabilities	4,770.7	3,436.5
Short-term borrowings	53.0	106.9
Trade and other payables	583.9	534.4
Total	5,549.0	4,244.8
Liquidity risk | 0-1 years
Carrying amount
Long-term loans and other liabilities	50.0	27.9
Lease liabilities	1,654.6	1,022.7
Short-term borrowings	53.0	106.9
Trade and other payables	583.9	534.4
Total	2,341.5	1,691.9
Liquidity risk | 1-2 years
Carrying amount
Long-term loans and other liabilities	20.1	42.0
Lease liabilities	1,429.3	912.6
Total	1,449.4	954.6
Liquidity risk | 2-5 years
Carrying amount
Long-term loans and other liabilities	37.7	97.1
Lease liabilities	1,536.5	1,267.1
Total	1,574.2	1,364.2
Liquidity risk | More that 5 years
Carrying amount
Long-term loans and other liabilities	33.6
Lease liabilities	150.3	234.1
Total	$ 183.9	$ 234.1